Share-Based Compensation - Schedule of Restricted Stock Units Granted (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Restricted Stock Units Granted [Line Items]
Number of Shares, Nonvested at beginning of period	28,672	78,290	145	82,305
Weighted average exercise price, Outstanding at beginning of period	$ 14.75	$ 17.25	$ 21.15	$ 26.55
Number of Shares, Granted			442,054
Weighted average grant date fair value , Granted			$ 15.54
Number of Shares, Vested		(229)	(413,527)	(2,844)
Weighted average grant date fair value, Vested		$ 154.2	$ 15.6	$ 146.1
Number of Shares, Forfeited		(433)		(1,832)
Weighted average grant date fair value, Forfeited		$ 24.15		$ 28.5
Number of Shares, Balance at end of the year	28,672	77,628	28,672	77,628
Weighted average grant date fair value, Non-vested at the end of period	$ 14.75	$ 17.1	$ 14.75	$ 17.1
Weighted average grant date fair value, Non-vested at the end of period		$ 22.05		$ 22.05
Number of Shares, Balance at end of the year		77,629		77,629